Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 185,000		$ 70,000	$ 100,000
Provision for Doubtful Accounts, Net of Recoveries	126,234	(1,739)	57,957	(84,691)
Account Receivable Balance of Customer			More than 10
Property, Plant and Equipment, Depreciation Methods			depreciation for the period by approximately $2.6 million (pre-tax difference), decreasing Loss from Operations and Net Loss by this amount
Property, Plant and Equipment, Estimated Useful Lives	5 to 30 years		5 to 30 years
change in accounting estimate lowered depreciation	860,000		2,600,000
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.03
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.02
Number of Outstanding, Stock Based Option Awards and Warrants	8,651,170	2,875,000	8,245,170	3,490,000
Incremental Common Shares Attributable to Call Options and Warrants	3,172,940	1,240,747	927,718	0
Deferred Rent Credit, Noncurrent	$ 20,127		$ 20,860	$ 22,044
Percentage of Recognized Tax Benefits			50.00%
Facility Leases Renewal Clauses and Expire Date	November 2016
Equipment Leases Renewal Clauses and Expire Date	June 2017
Earnings Per Share, Basic and Diluted (in dollars per share)			$ 0.11
Customer A [Member]
Percentage of Accounts Receivable			19.00%	11.00%
Percentage of Total Revenues			11.00%	9.00%
Customer B [Member]
Percentage of Accounts Receivable			15.00%
Percentage of Total Revenues			4.00%	12.00%
Customer C [Member]
Percentage of Accounts Receivable			12.00%	7.00%
Percentage of Total Revenues			11.00%
Other Customer [Member]
Percentage of Total Revenues			7.00%
Trucks and Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives			5-7 years to 10 years
Disposal Wells [Member]
Property, Plant and Equipment, Estimated Useful Lives	5-7 years to 10 years
Property, Plant and Equipment, Estimated Useful Lives Of Disposal	7-10 years to 15 years		7-10 years to 15 years